OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY		Sep. 30, 2011 CNY
Advances to staff for business use		8,368		8,287
Refundable deposit for a cancelled project		0		241
Receivable From Liquidation Of Jilin Changrong		0		45,236
Receivable From Liquidation Of Changji		0		1,751
Loan to a customer (note (i))		0	[1]	3,000	[1]
Deposits for rental		3,999		2,666
Deposits for research and development		0		2,195
Deposits for land use right		2,805		0
Others		1,235		1,679
Other current assets (note 7)	$ 2,587	16,407		65,055

[1]	The balance represented the loan to one of the customers in Denong with the interest rate of 6.1% per annum. Full repayment was received in February 2012 together with the interest.